ANCHOR
                                      GOLD
                                   & CURRENCY
                                     TRUST


                      -----------------------------------

                               SEMI-ANNUAL REPORT

                      -----------------------------------



                                  JUNE 30, 2000
                                   (Unaudited)

                         Anchor Gold and Currency Trust

    Comparison of the Change in Value of a $10,000 Investment in the Anchor
             Gold & Currency Trust, Gold Bullion and the XAU Index






                                [GRAPHIC OMITTED]







                      ========================================
                            Anchor Gold & Currency Trust
                            Average Annual Total Return
                      ========================================
                        Six
                        Months*    1 Year    5 Year    10 Year

                        4.44%      (14.08%)  (7.56%)   (3.80%)


    *Not Annualized for the period from December 31, 1999 to June 30, 2000.

                         Anchor Gold and Currency Trust

                CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
                                JUNE 30, 2000

                                 (Unaudited)


Assets:
Investments at quoted market value (cost $246,385;
 see Schedule of Investments, Notes 1, 2, & 5).......   $246,385
Cash ................................................     14,619
Dividends and interest receivable....................        935
Other assets.........................................      1,809
                                                        -----------
    Total assets.....................................    263,748
                                                        -----------

Liabilities:
Accrued expenses and other liabilities (Note 3)......     80,796
                                                        -----------
    Total liabilities................................     80,796
                                                        -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
 value,amount paid in on 48,684 shares outstanding)
 (Note 1)...........................................     8,961,384
Accumulated undistributed net investment
 income (Note 1)....................................    (1,655,033)
Accumulated realized loss from security transactions,
 net (Note 1).........................................  (7,123,399)
Net unrealized depreciation in value of investments
 (Note 2).............................................           0
                                                        -----------
    Net assets (equivalent to $3.76 per share, based
     on 48,684 capital shares outstanding)............  $  182,952
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                        Anchor Gold and Currency Trust

                      CONSOLIDATED STATEMENT OF OPERATIONS
                                  JUNE 30, 2000

                                   (Unaudited)


Income:
 Interest............................................   $  8,136
                                                        -----------
    Total income.....................................      8,136
                                                        -----------
Expenses:
 Management fees (Note 3)............................        640
 Pricing and bookkeeping fees .......................          0
 Custodian fees......................................          0
 Trustees' fees and expenses.........................          0
 Audit and accounting fees...........................          0
 Legal fees..........................................          0
 Transfer fees (Note 4)..............................          0
 Other expenses......................................          0
                                                        -----------
    Total expenses...................................        640
                                                        -----------

Net investment income................................      7,496
                                                        -----------

Realized and unrealized loss on investments:
  Realized loss on investments-net...................           0
  Decrease in net unrealized appreciation in investments        0
                                                        -----------
    Net loss on investments..........................           0
                                                        -----------
Net decrease in net assets resulting from operations.     $ 7,496
                                                        ===========



   The accompanying notes are an integral part of these financial statements.

                         Anchor Gold and Currency Trust

                CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
                                  JUNE 30, 2000

                                   (Unaudited)



                                          Six Months
                                             Ended       Year Ended
                                         June 30, 2000   December 31,
                                          (Unaudited)       1999
                                         ------------- ------------
From operations:
 Net investment income...................  $   7,496   $  (32,743)
 Realized loss on investments, net.......          0   (4,868,526)
  Decrease in net unrealized
   appreciation in investments...........          0    3,014,084
                                          ------------ ------------
 Net decrease in
   net assets resulting from operations..      7,496   (1,887,185)
                                          ------------ ------------
Distributions to shareholders:
 From net investment income ($0.20 per
share in 1998)...........................         --           --
                                          ------------ ------------
  Total distributions to shareholders....         --           --
                                          ------------ ------------

From capital share transactions:

                        Number of Shares
                         2000      1999
                       --------------------
Proceeds from sale of
 shares..............      --        13,889       --        50,000
Shares issued to
 shareholders in
 distributions
 reinvested..........      --            --       --            --
Cost of shares
 redeemed............  (228)     (3,001,873)    (832)   (10,720,730)
                       --------- -------- ------------ -------------
Increase (decrease)
 in net assets
 resulting
 from capital
 share transactions..  (228)   (2,987,984)      (832)   (10,720,730)
                       ===================   ---------- -------------

Net decrease in net assets...............      6,664    (12,557,915)
Net assets:
  Beginning of period....................    176,288     12,734,204
                                          ------------ ------------
  End of period (including undistributed
   net investment income of $(1,655,033)
      and $(1,662,529), respectively).... $  182,952    $   176,289
                                          ============  ============


   The accompanying notes are an integral part of these financial statements.

                         Anchor Gold and Currency Trust

                CONSOLIDATED SELECTED PER SHARE DATA AND RATIOS
                (for a share outstanding throughout each period)


                      Six Months
                        Ended
                      June 30,        Year Ended December 31,
                         2000
                      (Unaudited) 1999     1998     1997      1996
                      -----------------------------------------------
Investment income.... $ (0.01)  $240.39   $(0.19)   $0.08     $0.03
Expenses, net........    0.00    274.10    (0.09)    0.05      0.07
                      -----------------------------------------------
Net investment income  (0.01)   (33.71)   (0.10)     0.03     (0.04)
(loss)...............
Net realized and
unrealized
 gain (loss) on
investments..........   0.17     33.12    (0.11)   (1.68)     0.61
Distributions to
shareholders:
  From net investment
  income.............    --          --    (0.20)   (0.01)     --
  From net realized
   gain on investments.. --          --       --       --      --
                        -----------------------------------------------
Net (decrease)
increase
 in net asset value..    0.16     (0.59)   (0.41)   (1.66)     0.57
Net asset value:
 Beginning of period.    3.60      4.19     4.60     6.26      5.69
                      -----------------------------------------------
 End of period.......   $3.76     $3.60    $4.19    $4.60     $6.26
                      ===============================================

Total Return.........    4.44%   (14.08%)  (4.57%) (26.36%)  (10.02%)
Ratio of expenses to
 average net assets..    0.72%     2.53%    1.27%    1.12%     1.10%
Ratio of net
investment income
 (loss) to average
net assets...........    8.39%    (0.31%)   1.20%    0.78%    (0.60%)
Portfolio turnover...    0.00      1.07     0.53     0.24      0.18
Average commission
rate paid............    0.0000    0.0254   0.0403   0.0454    0.0389
Number of shares out-
 standing at end of
period...............   48,684    48,912  3,036,896  2,919,774 3,688,612



   The accompanying notes are an integral part of these financial statements.

                         Anchor Gold and Currency Trust

                      CONSOLIDATED SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2000

                                   (Unaudited)

                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------

UNITED STATES TREASURY BILLS - 134.67%
 $250,000 Treasury Bill, 5.72% yield,
 maturing 09/07/00 (at cost)............................  246,385
         Total investments (cost $246,385)..............  246,385
                                                         ----------
CASH & OTHER ASSETS, LESS LIABILITIES - (34.67)%........ (63,433)
                                                         ----------
         Total Net Assets............................... $182,952
                                                         ==========












   The accompanying notes are an integral part of these financial statements.

                         Anchor Gold and Currency Trust

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  JUNE 30, 2000

                                   (Unaudited)


1. Significant accounting policies:

   Anchor Gold and Currency Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of noon. Gold bullion is valued each day at noon based on the New York spot gold price.

    Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.

   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency gains increasing net investment income, resulted in a net increase in undistributed net investment income and a increase in accumulated realized loss from security transactions. This reclassification had no affect on net assets.

   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

                         Anchor Gold and Currency Trust

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  JUNE 30, 2000

                                   (Unaudited)

                                   (Continued)

   D. Principles of Consolidation-- The consolidated statements include the consolidated operations of Anchor Gold & Currency Limited of which the Trust owns all outstanding shares. Intercompany receivables, payables and transactions have been eliminated.

   E. Foreign Currency-- Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:

     1. Market value of investment securities, other assets and liabilities at the 12:00 noon Eastern Time rate of exchange at the balance sheet date.

     2. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred).

    The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

2. Tax basis of investments:
   At June 30, 2000, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $0. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $646. Net unrealized depreciation in investments at June 30, 2000 was $646.

3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 2000, investment advisory fees of $235 were due and were included in "Accrued expenses and other liabilities" in the accompanying Consolidated Statement of Assets and Liabilities. David Y.
   Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.

4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $13,000.

   Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $0 in brokerage commissions during the six months ended June 30, 2000.
   At meetings of the Board of Trustees on December 3, 1999 and March 8, 2000, after discussions with the Trust's investment adviser, independent accountant, counsel and administrator, the Board determined that the continued operation of the Trust was not economically feasible or in the best interests of the Trust or its shareholders. After careful consideration of various alternatives, the full Board concluded that a prompt liquidation of the Trust was the alternative that was in the best interests of the shareholders of the Trust. The Board then unanimously approved the Plan of Liquidation and Dissolution of the Trust and directed that it be submitted to the Trust's shareholders for consideration. In approving the Plan of Liquidation and Dissolution, the Board considered the impact of the withdrawal of the Trust's largest shareholder on the asset base of the Trust and the subsequent impact on the Trust's expense ratio. The Trustees approved and ratified the creation of a reserve fund in the amount of $88,450 for the purpose of satisfying any and all reasonable costs and expenses which may be incurred by the Trust in liquidating its assets.

5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2000 were:

    Cost of securities acquired:
    U.S. Government and investments backed by
     such securities..........................    $   492,848
    Other investments.........................              0
                                                  -------------
                                                  $   482,848
                                                  =============

    Proceeds from sales and maturities:
    U.S. Government and investments backed by
     such securities..........................    $  473,600
    Other investments.........................             0
                                                  -------------
                                                  $  473,600
                                                  =============

                         Anchor Gold and Currency Trust

                              OFFICERS AND TRUSTEES

Ernie Butler                                 Trustee
President, I.E. Butler Securities

Spencer H. Le Menager                        Trustee
President, Equity Inc.

David W.C. Putnam                            Chairman
President, F.L. Putnam                       and Trustee
Investment Management Company

J. Stephen Putnam                            Vice President and
President, Robert Thomas Securities          Treasurer

David Y. Williams                            President, Secretary
President and Director, Meeschaert & Co.,    and Trustee
Inc.,; President and Director,
Anchor Investment Management Corporation

                         Anchor Gold and Currency Trust

                               INVESTMENT ADVISER
                    Anchor Investment Management Corporation
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                  DISTRIBUTOR
                             Meeschaert & Co., Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                        ADMINISTRATOR AND TRANSFER AGENT
                       Cardinal Investment Services, Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                   CUSTODIAN
                         Investors Bank & Trust Company
               200 Clarendon Street, Boston, Massachusetts 02116

                         INDEPENDENT PUBLIC ACCOUNTANT
                           Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                                 LEGAL COUNSEL
                             Thorp Reed & Armstrong
             One Riverfront Center, Pittsburgh, Pennsylvania 15222












  This report is submitted for the general information of shareholders of the Anchor Gold & Currency Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Trust. The Prospectus includes more complete information about management fees and expenses. Please read the Prospectus carefully.